COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27.  COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2025, the Company has the following commitments to purchase certain data center equipment and construction-in-progress:

RMB
For the year ending December 31,
2026	3,265,581
2027	126,400
2028	744
2029	669
2030	299
2031 and thereafter	10
3,393,703

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2025, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

RMB
For the year ending December 31,
2026	734,690
2027	230,478
2028	74,717
2029	17,708
2030	5,495
2031 and thereafter	1,031
1,064,119

Income Taxes

As of December 31, 2025, the Company has recognized an accrual of RMB118,734 for unrecognized tax benefits and its interest (Note 21). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

27.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

Securities Litigation

In January 2024, the Company and certain of its current and former executive officers were named as defendants in a putative securities class action lawsuit filed in the United States District Court for the Southern District of New York. The complaint alleges that the Company made materially false and/or misleading statements and/or failed to disclose certain material information concerning the founder, executive chairperson and interim Chief Executive Officer, Mr. Sheng Chen’s financing activities and the related impact on the Company’s business operations in violation of the U.S. securities laws. Motion-to-dismiss briefing for the amended complaint was completed on October 3, 2024. On September 15, 2025, the Court granted Defendants’ motion to dismiss as to Plaintiffs’ scheme-liability claim and denied the motion as to the remaining claims, and the case proceeded to discovery. On February 12, 2026, the parties submitted a joint letter to the Court advising that they had reached an agreement in principle to settle the litigation. On February 13, 2026, the Court ordered that any pending motions were moot, all conferences were canceled and all deadlines were adjourned sine die. On April 3, 2026, Plaintiffs filed an unopposed motion for preliminary approval of the class action settlement, which remains pending before the Court.

Operating Litigation

In the ordinary course of business, the Company may from time to time be involved in legal proceedings and litigations. As of December 31, 2025, the Company did not consider an unfavorable outcome in any material respects in the outstanding legal proceedings and litigations to be probable.